Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000019507_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019507_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019507_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019506_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019506_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019506_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019505_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019505_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019505_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000205039_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000205039_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000205039_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
C000198966_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000198966_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000198966_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%
C000198968_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000198968_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000198968_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%
C000198967_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000198967_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000198967_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%
C000198965_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000198965_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000198965_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%
C000019504_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019504_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019504_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019503_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019503_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019503_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019497_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019497_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019497_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000205038_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000205038_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000205038_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
C000019501_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019501_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019501_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019502_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019502_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019502_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019500_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019500_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019500_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000019498_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000019498_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000019498_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000194469_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000194469_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000194469_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%
C000194468_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000194468_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000194468_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%
C000131629_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000131629_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.80%
C000131629_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000243072_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000243072_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%
C000243074_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000243074_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%
C000243073_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%
C000243073_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%
C000019507_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%
C000019507_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.81%
C000019507_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.23%
C000019507_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%
C000019507_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.87%
C000019507_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.52%
C000019506_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000019506_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%
C000019506_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.19%
C000019506_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%
C000019506_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.62%
C000019506_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.29%
C000019505_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%
C000019505_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.97%
C000019505_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.51%
C000019505_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000019505_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%
C000019505_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.44%
C000205039_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%
C000205039_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.99%
C000205039_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%
C000205039_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000205039_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%
C000205039_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%
C000198966_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.26%)
C000198966_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.16%)
C000198966_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.76%
C000198966_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%
C000198966_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.66%
C000198966_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%
C000198966_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000198966_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%
C000198966_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%
C000198968_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%
C000198968_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.89%
C000198968_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%
C000198968_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000198968_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%
C000198968_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%
C000198967_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%
C000198967_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.10%)
C000198967_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%
C000198967_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%
C000198967_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.10%)
C000198967_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%
C000198967_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000198967_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%
C000198967_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%
C000198965_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.18%)
C000198965_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.18%)
C000198965_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000198965_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%
C000198965_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.64%
C000198965_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%
C000198965_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000198965_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.69%
C000198965_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%
C000019504_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
C000019504_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.75%
C000019504_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.06%
C000019504_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000019504_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.70%
C000019504_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.11%
C000019503_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%
C000019503_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.79%
C000019503_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.22%
C000019503_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000019503_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.84%
C000019503_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.48%
C000019497_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000019497_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.28%
C000019497_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.70%
C000019497_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000019497_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%
C000019497_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%
C000205038_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000205038_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.34%
C000205038_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%
C000205038_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000205038_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%
C000205038_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%
C000019501_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.47%
C000019501_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.45%
C000019501_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.15%
C000019501_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%
C000019501_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.01%
C000019501_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.43%
C000019501_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000019501_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%
C000019501_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%
C000019502_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000019502_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.26%
C000019502_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.67%
C000019502_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000019502_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%
C000019502_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%
C000019500_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
C000019500_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.27%
C000019500_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.81%
C000019500_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%
C000019500_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.27%
C000019500_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			0.81%
C000019500_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000019500_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%
C000019500_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%
C000019498_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%
C000019498_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.43%
C000019498_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.12%
C000019498_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%
C000019498_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.99%
C000019498_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000019498_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000019498_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%
C000019498_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%
C000194469_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
C000194469_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.42%
C000194469_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000194468_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%
C000194468_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.34%
C000194468_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%
C000194468_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
C000194468_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.96%
C000194468_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000194468_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000194468_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.73%
C000194468_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%
C000131629_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%
C000131629_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.10%
C000131629_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.63%
C000131629_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
C000131629_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.96%
C000131629_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.59%
C000131629_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000131629_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.73%
C000131629_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.58%
C000243072_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%
C000243072_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%
C000243072_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
C000243072_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000243072_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000243072_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000243074_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%
C000243074_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%
C000243074_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
C000243074_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000243074_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000243074_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000243073_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%
C000243073_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%
C000243073_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%
C000243073_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000243073_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
C000243073_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000243073_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%
C000243073_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%